Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories
(12)	Inventories

Details of inventories at 31 December 2025 and 2024 are as follows:

	Millions of Euros
	31/12/2025	31/12/2024

Goods for resale	190	194
Raw materials and supplies	936	979
Work in progress and semi-finished goods	1,407	1,478
Finished goods	862	1,059
Allowance for slow-moving and obsolete inventory	(99)	(150)
	3,296	3,560

Grifols maintains insurance policies to mitigate potential risks of material damage to inventories.

Movement in the inventory provision was as follows:

	Millions of Euros
	31/12/2025	31/12/2024	31/12/2023

Balance at 1 January	150	124	85
Net charge for the year	(33)	23	57
Cancellations for the year	(14)	—	(16)
Translation differences	(4)	4	(2)
Balance at 31 December	99	150	124

The Group has entered into unconditional purchase commitments in the ordinary course of business. These commitments include legally binding agreements to acquire goods, which specify all relevant terms such as: fixed or minimum quantities to be purchased, fixed, minimum or variable pricing conditions, and the approximate timing of the transaction. Agreements that can be cancelled at any time without penalty are excluded from these commitments. The total amount of the Group’s unconditional purchase commitments is as follows:

Millions of Euros
2026	467
2027	427
2028	346
2029	295
2030	5
More than 5 years	10